COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Millions, $ in Millions		1 Months Ended
	Dec. 30, 2024 THB (฿) item	Oct. 31, 2025 USD ($)	Aug. 31, 2021	Dec. 31, 2025 CAD ($)	Oct. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	May 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES
License fee paid or payable under publishing license agreement								¥ 18,000
Publishing license agreement, minimum royalty costs								¥ 42,000
License asset					¥ 9,000	¥ 9,000	$ 1.2
Amount of deferred royalty cost						9,000	$ 1.2
Refund of license fee | $		$ 9.0
Prepaid minimum payment | $		$ 9.0
Processes of enforcement | $				$ 2
Hosting agreements period			1 year
Hosting agreements renewal period			1 year
Number of mining machines deployed | item	2,094
Value of mining machines deployed | ฿	฿ 188,460
Scenario after close beta testing date
COMMITMENTS AND CONTINGENCIES
License fee paid or payable under publishing license agreement						9,000
Publishing license agreement, minimum royalty costs						9,000
Scenario, after commercial launch
COMMITMENTS AND CONTINGENCIES
Publishing license agreement, minimum royalty costs						¥ 24,000